RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	£ 45,241
Remeasurements:
Actuarial losses – financial assumptions	(151)	£ 336
At 31 December	49,549	45,241
Movements in the defined benefit obligation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	45,241	41,092
Current service cost	(206)	(201)
Interest expense	(914)	(1,172)
Remeasurements:
Actuarial gains (losses) – experience	493	(29)
Actuarial (losses) gains – demographic assumptions	(218)	471
Actuarial losses – financial assumptions	(5,718)	(5,400)
Benefits paid	2,254	2,174
Past service cost	(5)	(44)
Settlements	20	17
Exchange and other adjustments	(14)	35
At 31 December	£ 49,549	£ 45,241